Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows - Balances per Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents	$ 0	$ 0		$ 0
Restricted cash	101,000	79,741		289,141
Total cash, cash equivalents and restricted cash	$ 101,000	79,741	$ 279,000	289,141	$ 226,559	$ 270,540
Eliminations [Member]
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents		0		0
Restricted cash		0		0
Total cash, cash equivalents and restricted cash		0		0	0	0
Parent Issuer [Member]
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents		0		0
Restricted cash		68,787		282,248
Total cash, cash equivalents and restricted cash		68,787		282,248	226,559	270,540
Guarantors [Member]
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents		0		0
Restricted cash		10,954		6,893
Total cash, cash equivalents and restricted cash		$ 10,954		$ 6,893	$ 0	$ 0